UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX                 May 16, 2011
 ------------------                --------------             -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       23
                                               ---------------------------------

Form 13F Information Table Value Total:                     $91,217
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                       Quarter Ended March 31, 2011

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC            COM            09062X103    3,674   50,000 SH       SOLE                 50,000
CERAGON NETWORKS LTD       ORD            M22013102      483   40,000 SH       SOLE                 40,000
CHENIERE ENERGY INC        COM NEW        16411R208      933  100,235 SH       SOLE                100,235
CHINA ED ALLIANCE INC      COM NEW        16938Y207      183  132,755 SH       SOLE                132,755
CLEARWIRE CORP NEW         CL A           18538Q105    3,035  543,000 SH       SOLE                543,000
CNINSURE INC               SPONSORED ADR  18976M103    2,878  222,044 SH       SOLE                222,044
DEVRY INC DEL              COM            251893103    3,808   69,157 SH       SOLE                 69,157
DRAGONWAVE INC             COM            26144M103    4,797  575,896 SH       SOLE                575,896
E HOUSE CHINA HLDGS LTD    ADR            26852W103    4,643  395,120 SH       SOLE                395,120
FOCUS MEDIA HLDG LTD       SPONSORED ADR  34415V109    3,067  100,000 SH  PUT  SOLE                100,000
GILEAD SCIENCES INC        COM            375558103    3,185   75,000 SH       SOLE                 75,000
GOLAR LNG LTD BERMUDA      SHS            G9456A100      767   30,000 SH       SOLE                 30,000
HEARTWARE INTL INC         COM            422368100    2,065   24,146 SH       SOLE                 24,146
HERCULES OFFSHORE INC      COM            427093109      132   20,000 SH       SOLE                 20,000
ISHARES TR                 BARCLYS 20+ YR 464287432    9,213  100,000 SH       SOLE                100,000
ISHARES TR                 MSCI EMERG MKT 464287234   14,601  300,000 SH       SOLE                300,000
ISHARES TR                 MSCI EMERG MKT 464287234    2,920   60,000 SH  CALL SOLE                 60,000
ISHARES TR                 MSCI EMERG MKT 464287234    2,920   60,000 SH  PUT  SOLE                 60,000
KKR & CO L P DEL           COM UNITS      48248M102    5,750  350,401 SH       SOLE                350,401
POWERSHARES QQQ TRUST      UNIT SER 1     73935A104    5,743  100,000 SH       SOLE                100,000
RESEARCH IN MOTION LTD     COM            760975102   13,287  235,000 SH       SOLE                235,000
SHARPS COMPLIANCE CORP     COM            820017101      736  156,003 SH       SOLE                156,003
VERTEX PHARMACEUTICALS INC COM            92532F100    2,397   50,000 SH       SOLE                 50,000
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